Hedging Financial Instruments	12 Months Ended
Dec. 31, 2019
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Hedging Financial Instruments
11.	HEDGING FINANCIAL INSTRUMENTS

	December 31, 2018	December 31, 2019
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets - current
Fair value hedges
Interest rate futures contracts	$—	$22.4
Cash flow hedges
Forward exchange contracts	23.5	3.5

	$23.5	$25.9

	December 31, 2018	December 31, 2019
	NT$	NT$
	(In Millions)	(In Millions)
Financial liabilities - current
Fair value hedges
Interest rate futures contracts	$153.9	$—
Cash flow hedges
Forward exchange contracts	1.9	1.8

	$155.8	$1.8

Fair value hedge
The Company entered into interest rate futures contracts, which are used to partially hedge against the fair value changes caused by interest rates fluctuation in the Company’s fixed income investments. The hedge ratio is adjusted in response to the changes in the financial market and capped at 100%.
On the basis of economic relationships, the Company expects that the value of the interest rate futures contracts and the value of the hedged financial assets will change in opposite directions in response to movements in interest rates.
The main source of hedge ineffectiveness in these hedging relationships is the credit risk of the hedged financial assets, which is not reflected in the fair value of the interest rate futures contracts. No other sources of ineffectiveness emerged from these hedging relationships. Amount of hedge ineffectiveness recognized in profit or loss is classified under other gains and losses.
The following tables summarize the information relating to the hedges of interest rate risk.
December 31, 2018

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity
US treasury bonds interest rate futures contracts	US$330.3	March 2019

Hedged Items	Asset Carrying Amount	Accumulated Amount of Fair Value Hedge Adjustments
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets at FVTOCI	$23,229.5	$ (13.5)

December 31, 2019

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity
US treasury bonds interest rate futures contracts	US$122.2	March 2020

Hedged Items	Asset Carrying Amount	Accumulated Amount of Fair Value Hedge Adjustments
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets at FVTOCI	$ 7,364.7	$ (22.4)
The effect for the years ended December 31, 2018 and 2019 is detailed below:

Hedging Instruments/Hedged Items	Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
	2018	2019
	NT$	NT$
	(In Millions)	(In Millions)
Hedging Instruments
US treasury bonds interest rate futures contracts	$11.5	$(164.7)
Hedged Items
Financial assets at FVTOCI	(13.8)	177.8

	$(2.3)	$13.1

Cash flow hedge
The Company entered into forward exchange contracts and foreign currency deposits to partially hedge foreign exchange rate risks associated with certain highly probable forecast transactions (capital expenditures). The hedge ratio is adjusted in response to the changes in the financial market and capped at 100%. The forward exchange contracts have maturities of 12 months or less.
On the basis of economic relationships, the Company expects that the value of forward exchange contracts and foreign currency deposits and the value of hedged transactions will change in opposite directions in response to movements in foreign exchange rates.
The main source of hedge ineffectiveness in these hedging relationships is driven by the effect of the counterparty’s own credit risk on the fair value of forward exchange contracts and foreign currency deposits. No other sources of ineffectiveness emerged from these hedging relationships. For the years ended December 31, 2018 and 2019, refer to Note 23(d) for gain or loss arising from changes in the fair value of hedging instruments and the amount transferred to initial carrying amount of hedged items.

The following tables summarize the information relating to the hedges for foreign currency risk.
December 31, 2018

Hedging Instruments	Contract Amount (In Millions)		Maturity	Balance in Other Equity (Continuing Hedges) NT$ (In Millions)
Forward exchange contract s	NT$	3,917.7/EUR112.0	February 2019 to April 2019	$23.6
December 31, 2019

Hedging Instruments	Contract Amount (In Millions)		Maturity	Balance in Other Equity (Continuing Hedges) NT$ (In Millions)
Forward exchange contract s	NT$	1,342.4/EUR40.0	January 2020	$(3.8)
The effect for the years ended December 31, 2018 and 2019 is detailed below:

Hedging Instruments/Hedged Items	Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
	2018	2019
	NT$	NT$
	(In Millions)	(In Millions)
Hedging Instrument s
Forward exchange contracts	$34.6	$(109.6)
Foreign currency deposits	6.4	—

	$41.0	$(109.6)

Hedged Items
Forecast transaction (capital expenditures)	$(41.0)	$109.6